Share-Based Compensation (Summary Of Restricted Stock) (Details) - Restricted Stock [Member] shares in Thousands	12 Months Ended
Sep. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding - Shares, Beginning | shares	83
Granted - Shares | shares	33
Vested - Shares | shares	(31)
Outstanding - Shares, Ending | shares	85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding - Weighted Average Grant Date Fair Value, Beginning | $ / shares	$ 121.17
Granted - Weighted Average Grant Date Fair Value | $ / shares	138.00
Vested - Weighted Average Grant Date Fair Value | $ / shares	119.95
Outstanding - Weighted Average Grant Date Fair Value, Ending | $ / shares	$ 128.16